Nationwide Bailard Technology Fund Investment Objectives and Goals - Nationwide Bailard Technology Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Nationwide Bailard Technology Fund (formerly, Nationwide Bailard Technology & Science Fund)
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Nationwide Bailard Technology Fund seeks long-term capital appreciation.